Commitments and Contingencies (Details) $ in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 15, 2017 USD ($)	Aug. 31, 2021 USD ($)	Jan. 31, 2017 USD ($) rig	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 03, 2021 USD ($)	Sep. 23, 2020 USD ($)	Sep. 15, 2020 installment
Other Commitments [Line Items]
Expected CARES Act refund				$ 15.0
Foreign tax credit refund received		$ 24.5
Number of newbuild rigs allegedly infringing patent | rig			5
Damages sought			$ 10.0
Number of installment for litigation settlement payments | installment								3
Aggregate amount of claims filed							$ 85.0
Payment made to the litigation trust							10.0
Up-front payment required amount							$ 7.5
Years of effectiveness of employment agreements after the termination of employment				3 years	3 years
Borrowings By Paragon Off shore [Member]
Other Commitments [Line Items]
Damages sought	$ 2,600.0
Subsequent Event [Member]
Other Commitments [Line Items]
Litigation settlement, payment into escrow by debtors						$ 7.7
Litigation settlement, contribution by certain insurers						$ 82.7
Minimum
Other Commitments [Line Items]
Percentage of uncertain tax positions likelihood of being sustained				50.00%	50.00%
Mexico | Income and other business taxes | Foreign tax authority
Other Commitments [Line Items]
Approximate audit claims assessed				$ 632.9	$ 96.1